UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458
                                                    ----------------------------

                            TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-916-0600
                                                           -------------

                        Date of fiscal year end: MARCH 31
                                                ---------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
WORLD MAP
              TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------
TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE AMERICAN VALUE FUND


                               SEMI-ANNUAL REPORT


                               SEPTEMBER 30, 2005

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
        Portfolio of Investments ..........................................   1
        Sector Diversification ............................................   7
        Portfolio Composition .............................................   8
        Schedule of Forward Exchange Contracts ............................   9
        Statement of Assets and Liabilities ...............................  13
        Statment of Operations ............................................  14
        Statements of Changes in Net Assets ...............................  15
        Financial Highlights ..............................................  16
        Notes to Financial Statements .....................................  17
        Investment in the Fund by the Investment Adviser
            and Related Parties ...........................................  20

TWEEDY, BROWNE AMERICAN VALUE FUND
        Portfolio of Investments ..........................................  29
        Portfolio Composition .............................................  33
        Schedule of Forward Exchange Contracts ............................  34
        Statement of Assets and Liabilities ...............................  35
        Statment of Operations ............................................  36
        Statements of Changes in Net Assets ...............................  37
        Financial Highlights ..............................................  38
        Notes to Financial Statements .....................................  39
        Investment in the Fund by the Investment Adviser
            and Related Parties ...........................................  42

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCKS--75.9%
              BELGIUM--1.8%
   1,646,311  KBC Groupe SA ....................................  $  133,780,260
                                                                  --------------
              CANADA--1.3%
      10,000  Melcor Developments Ltd. .........................         878,856
   1,873,000  National Bank of Canada, Toronto .................      97,135,852
                                                                  --------------
                                                                      98,014,708
                                                                  --------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR AS ..............................       2,160,775
                                                                  --------------
              DENMARK--0.4%
     950,000  Danske Bank A/S ..................................      29,161,349
                                                                  --------------
              FINLAND--3.5%
   2,435,000  Cargotec Corporation, B Share + ..................      73,628,636
   1,000,000  Huhtamaki Oyj ....................................      15,914,544
   2,435,000  Kone Oyj, Class B + ..............................     165,869,935
                                                                  --------------
                                                                     255,413,115
                                                                  --------------
              FRANCE--5.5%
     433,783  BNP Paribas SA ...................................      33,079,072
   2,390,980  CNP Assurances ...................................     160,853,458
      37,278  Compagnie Lebon SA ...............................       4,159,578
   1,339,629  Nexans SA ........................................      62,101,365
       1,000  NSC Groupe .......................................          98,230
   1,718,000  Sanofi-Aventis ...................................     142,402,011
                                                                  --------------
                                                                     402,693,714
                                                                  --------------
              GERMANY--6.2%
     108,082  Boewe Systec AG ..................................       6,058,055
     768,493  Fraport AG .......................................      39,868,649
      42,354  KSB AG ...........................................       7,736,194
     108,159  Linde AG .........................................       7,993,618
     875,766  Merck KGaA .......................................      73,942,217
   1,560,342  Springer (Axel) Verlag AG ........................     196,117,398
   1,992,000  Volkswagen AG ....................................     122,964,445
                                                                  --------------
                                                                     454,680,576
                                                                  --------------
              HONG KONG--2.2%
  13,924,322  Jardine Strategic Holdings Ltd. ..................     140,635,652
  42,847,281  SCMP Group Ltd. ..................................      16,017,159
   3,917,952  Swire Pacific Ltd., Class B ......................       6,919,009
                                                                  --------------
                                                                     163,571,820
                                                                  --------------


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        1

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)



                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCKS
              IRELAND--0.3%
   6,623,979  Independent News & Media PLC .....................  $   19,406,423
   1,111,317  Unidare PLC ......................................       3,818,590
                                                                  --------------
                                                                      23,225,013
                                                                  --------------
              ITALY--1.5%
     296,725  Banco Popolare di Verona e Novara Scrl ...........       5,613,030
   1,150,500  Maffei SPA .......................................       2,857,420
   6,719,162  Mondadori (Arnoldo) Editore SPA ..................      67,521,328
   2,598,000  Natuzzi SPA, Sponsored ADR .......................      21,381,540
   1,005,000  Sol SPA ..........................................       5,661,554
     805,250  Vincenzo Zucchi SPA ..............................       3,412,529
                                                                  --------------
                                                                     106,447,401
                                                                  --------------
              JAPAN--5.6%
     722,000  Amatsuji Steel Ball Manufacturing Company Ltd. ...       9,427,916
     552,900  Chofu Seisakusho Company Ltd. ....................      12,122,433
       1,001  Coca-Cola Central Japan Company Ltd. .............       8,098,791
     455,000  Daiwa Industries Ltd. ............................       2,492,986
   5,251,000  Fujitec Company Ltd. .............................      29,419,314
     631,100  Fukuda Denshi Company Ltd. .......................      22,272,807
      22,100  Hurxley Corporation ..............................         386,077
     319,000  Inaba Seisakusho Company Ltd. ....................       5,412,361
     321,000  Katsuragawa Electric Company Ltd. ................       2,336,554
   1,461,000  Kawasumi Laboratories Inc. .......................      10,299,444
      69,100  Mandom Corporation ...............................       1,716,221
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. .............      12,036,527
     309,600  Meito Sangyo Company Ltd. ........................       5,149,074
      30,200  Milbon Company Ltd. ..............................       1,079,142
     307,100  Mirai Industry Company Ltd. ......................       3,470,929
      71,000  Nankai Plywood Company Ltd. ......................         562,538
      40,000  Nippon Antenna Company Ltd. ......................         344,803
   1,203,000  Nippon Cable System Inc. .........................      18,256,220
     162,780  Nippon Kanzai Company Ltd. .......................       3,655,154
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ..............      14,957,729
     746,000  Nissha Printing Company Ltd. .....................      15,204,341
     101,200  Nissin Kogyo Company Ltd. ........................       3,875,137
     721,500  Nitto FC Company Ltd. ............................       4,557,914
     640,400  Riken Vitamin Company Ltd. .......................      16,018,475
     451,000  Sangetsu Company Ltd. ............................      11,479,928
   1,483,200  Sanyo Shinpan Finance Company Ltd. ...............     120,655,585
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ..........      10,576,192
     289,300  Shingakukai Company Ltd. .........................       2,524,419
     331,500  Shinki Company Ltd. ..............................       3,234,860
     204,000  SK Kaken Company Ltd. ............................       7,199,576
     612,000  Sonton Food Industry Company Ltd. ................       6,371,625
     484,070  Takefuji Corporation .............................      37,797,949


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        2

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)




                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCKS
              JAPAN--(CONTINUED)
     269,000  TENMA Corporation ................................  $    4,770,513
   1,073,000  Torishima Pump Manufacturing Company Ltd. ........       7,100,318
                                                                  --------------
                                                                     414,863,852
                                                                  --------------
              MEXICO--1.7%
   1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ..........      51,319,285
  10,516,310  Embotelladoras Arca SA ...........................      22,605,339
  30,132,400  Grupo Continental SA .............................      52,588,110
                                                                  --------------
                                                                     126,512,734
                                                                  --------------
              NETHERLANDS--14.0%
   8,737,365  ABN AMRO Holding NV ..............................     209,946,209
   1,980,990  Akzo Nobel NV ....................................      86,626,367
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV ......         598,025
   5,477,810  Heineken Holding NV ..............................     162,003,640
   2,890,000  Heineken NV ......................................      93,066,202
   4,810,555  Holdingmaatschappij De Telegraaf NV ..............     117,446,606
     813,000  IMTECH NV ........................................      27,445,354
   1,409,414  Koninklijke Grolsch NV ...........................      38,895,973
     566,000  Randstad Holding NV ..............................      21,795,739
   1,685,000  Stork NV .........................................      83,698,444
     706,587  Twentsche Kabel Holding NV .......................      33,948,003
   1,161,000  Unilever NV, CVA .................................      82,795,595
   4,498,159  Wegener NV .......................................      56,943,527
     712,500  Wolters Kluwer NV, CVA ...........................      13,297,686
                                                                  --------------
                                                                   1,028,507,370
                                                                  --------------
              NEW ZEALAND--0.4%
  18,750,447  Carter Holt Harvey Ltd. ..........................      32,763,884
                                                                  --------------
              NORWAY--1.0%
   2,302,000  Schibsted ASA ....................................      71,801,879
                                                                  --------------
              SINGAPORE--2.7%
   6,708,510  Fraser & Neave Ltd. ..............................      68,296,166
   5,946,003  Jardine Cycle & Carriage Ltd. ....................      39,065,187
   1,618,990  Robinson & Company Ltd. ..........................       5,893,335
  11,465,650  Singapore Press Holdings Ltd. ....................      31,353,242
   6,292,000  United Overseas Bank Ltd. ........................      52,510,920
     629,200  United Overseas Land Ltd. ........................         871,458
                                                                  --------------
                                                                     197,990,308
                                                                  --------------
              SOUTH KOREA--1.1%
      23,260  Daehan City Gas Company Ltd. .....................         608,579
      93,346  Dong Ah Tire & Rubber Company Ltd. ...............         624,696
   1,706,610  Korea Electric Power Corporation .................      58,334,437


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        3

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCKS
              SOUTH KOREA--(CONTINUED)
      23,200  Sam Young Electronics Company Ltd. ...............  $      177,091
      36,890  Samchully Company Ltd. ...........................       3,577,427
     294,325  Tae Young Corporation ............................      10,738,694
   2,105,695  Youngone Corporation .............................       6,045,154
                                                                  --------------
                                                                      80,106,078
                                                                  --------------
              SPAIN--1.4%
   2,277,000  Altadis SA .......................................     102,315,795
      12,280  Indo Internacional  SA ...........................         100,528
                                                                  --------------
                                                                     102,416,323
                                                                  --------------
              SWEDEN--0.0%++
      33,000  Cloetta Fazer AB, B Shares .......................         952,061
                                                                  --------------
              SWITZERLAND--12.6%
      45,377  AFG Arbonia-Foster Holding AG, Bearer ............      13,093,073
   2,021,000  Compagnie Financiere Richemont AG ................      80,338,375
       5,842  Daetwyler Holding AG, Bearer .....................      17,785,418
      92,315  Edipresse SA, Bearer .............................      44,394,260
     123,555  Forbo Holding AG .................................      25,779,558
      18,699  Gurit-Heberlein AG, Bearer .......................      17,767,132
       2,175  Helvetia Patria Holding, Registered ..............         404,886
      29,327  Loeb Holding AG ..................................       5,345,623
     875,160  Nestle SA, Registered ............................     257,270,227
           8  Neue Zuercher Zeitung ............................         460,733
   2,321,385  Novartis AG, Registered ..........................     118,207,427
      45,425  Phoenix Mecano AG ................................      11,979,445
     179,979  PubliGroupe SA, Registered .......................      51,512,314
     187,227  Sarna Kunsstoff Holding AG, Registered ...........      25,384,743
     186,423  Siegfried Holding AG .............................      23,786,375
     270,150  SIG Holding AG, Registered .......................      69,095,957
     100,000  Sika AG, Bearer ..................................      76,478,573
     374,960  Syngenta AG ......................................      39,408,245
     473,990  Tamedia AG .......................................      44,154,508
                                                                  --------------
                                                                     922,646,872
                                                                  --------------
              UNITED KINGDOM--7.8%
   3,249,131  AGA Foodservice Group PLC ........................      17,890,737
   9,968,377  Barclays PLC .....................................     101,048,698
   7,942,980  BBA Group PLC ....................................      41,699,019
   3,979,658  Carclo PLC .......................................       5,702,725
   7,961,458  Diageo PLC .......................................     114,789,420
   3,102,000  Elementis PLC ....................................       3,114,292
   3,062,500  Ennstone PLC .....................................       2,194,233
     960,125  GlaxoSmithKline PLC ..............................      24,493,152
     593,139  GlaxoSmithKline PLC, Sponsored ADR ...............      30,416,168


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        4

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCKS
              UNITED KINGDOM--(CONTINUED)
  19,501,939  Group 4 Securicor PLC ............................  $   52,931,899
     584,000  Partridge Fine Art PLC ...........................         573,400
     779,500  Raven Mount PLC ..................................       1,027,363
  10,148,287  Trinity Mirror PLC ...............................     107,809,591
   4,840,572  TT Electronics PLC ...............................      13,615,872
   5,025,000  Unilever PLC .....................................      52,627,098
                                                                  --------------
                                                                     569,933,667
                                                                  --------------
              UNITED STATES--4.9%
     313,000  American Express Company .........................      17,978,720
   1,186,525  American International Group, Inc. ...............      73,517,089
      75,700  American National Insurance Company ..............       9,017,384
   6,728,996  Hollinger International Inc., Class A ............      65,944,161
     580,100  MBIA Inc. ........................................      35,165,662
   3,686,000  Pfizer Inc. ......................................      92,039,420
     160,000  PNC Financial Services Group Inc. ................       9,283,200
     692,000  Popular Inc. .....................................      16,760,240
     409,000  Torchmark Corporation ............................      21,607,470
     350,000  Transatlantic Holdings Inc. ......................      19,950,000
                                                                  --------------
                                                                     361,263,346
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $3,177,932,126) ............................   5,578,907,105
                                                                  --------------

              PREFERRED STOCKS--2.1%
     104,581  KSB AG, Vorzugsakt ...............................      18,150,338
   2,005,567  ProSieben Sat. 1 Media AG ........................      34,770,931
   1,718,250  Villeroy & Boch AG ...............................      28,795,287
   1,599,000  Volkswagen AG ....................................      73,218,982
                                                                  --------------

              TOTAL PREFERRED STOCKS
              (COST $95,287,619) ...............................     154,935,538
                                                                  --------------


     FACE
     VALUE
    -------

              U.S. TREASURY BILLS--0.2%
$  5,500,000  3.806% ** due 2/23/06 ............................       5,419,453
  12,000,000  3.156% ** due 11/25/05 ...........................      11,943,809
                                                                  --------------

              TOTAL U.S. TREASURY BILLS
              (COST $17,362,176) ...............................      17,363,262
                                                                  --------------


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        5

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)



                                                                       MARKET
     FACE                                                               VALUE
    VALUE                                                             (NOTE 1)
   --------                                                           --------

               REPURCHASE AGREEMENT--19.3%
               (COST $1,418,463,000)
$1,418,463,000 Agreement with UBS Warburg LLC, 3.270% dated 9/30/05, to be repurchased at $1,418,849,531 on 10/3/05, collateralized by $1,103,341,000 U.S. Treasury Bonds, 7.500%, 8.875, 8.875%,
               8.500%, 7.875%, 7.250%, 6.750%, 6.375%, 5.250% and 6.125%
               due 11/15/16, 8/15/17, 2/15/19, 2/15/20, 2/15/21, 8/15/22,
               8/15/26, 8/15/27, 2/15/29, 8/15/29, respectively
               (market value $1,446,988,606) ...................  $1,418,463,000
                                                                  --------------
TOTAL INVESTMENTS (COST $4,709,044,921*) .................  97.5%  7,169,668,905
UNREALIZED APPRECIATION ON FORWARD
  CONTRACTS (NET) ........................................   2.0     148,744,692
OTHER ASSETS AND LIABILITIES (NET) .......................   0.5      35,491,997
                                                           ------ --------------
NET ASSETS ............................................... 100.0% $7,353,905,594
                                                           ====== ==============

------------
  *      AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **      RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +      NON-INCOME PRODUCING SECURITY.
 ++      AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.


ABBREVIATIONS:
ADR-- AMERICAN DEPOSITORY RECEIPT
CVA--CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS
                                        6

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
September 30, 2005 (Unaudited)


                                                     PERCENTAGE OF  MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS     (NOTE 1)
----------------------                               ------------   ------------

COMMON STOCKS:
Food and Beverages ...................................    14.2%   $1,043,809,350
Printing and Publishing ..............................    11.8       867,872,842
Banking ..............................................     7.5       553,367,211
Pharmaceuticals ......................................     6.9       505,286,770
Machinery ............................................     5.8       425,309,972
Insurance ............................................     3.9       285,350,287
Manufacturing ........................................     3.7       274,223,918
Financial Services ...................................     3.3       243,994,125
Holdings .............................................     3.1       226,867,362
Autos ................................................     2.5       184,160,989
Chemicals ............................................     2.3       169,172,031
Miscellaneous ........................................     2.2       159,560,226
Tobacco ..............................................     1.4       104,476,570
Building Materials ...................................     1.1        79,235,344
Commercial Services ..................................     1.1        79,007,488
Retail ...............................................     0.8        57,431,337
Construction Materials ...............................     0.7        51,164,301
Paper Products .......................................     0.7        49,276,453
Engineering and Construction .........................     0.7        48,151,626
Airport Develop/Maint ................................     0.5        39,868,649
Diversified Operations ...............................     0.5        34,364,363
Electronics ..........................................     0.3        25,595,317
Transportation .......................................     0.3        20,570,759
Wholesale ............................................     0.2        15,298,518
Medical Research and Supplies ........................     0.1        10,299,444
Textiles .............................................     0.1         9,457,683
Real Estate ..........................................     0.1         5,038,434
Utilities ............................................     0.1         4,186,006
Mining and Metal Fabrication .........................     0.0++       2,857,420
Health Care ..........................................     0.0++         100,528
Other ................................................     0.0++       3,551,782
                                                         -----    --------------
TOTAL COMMON STOCKS ..................................    75.9     5,578,907,105
                                                         -----    --------------
PREFERRED STOCKS .....................................     2.1       154,935,538
U.S. TREASURY BILLS ..................................     0.2        17,363,262
REPURCHASE AGREEMENT .................................    19.3     1,418,463,000
UNREALIZED APPRECIATION ON FORWARD CONTRACTS .........     2.0       148,744,692
OTHER ASSETS AND LIABILITIES (NET) ...................     0.5        35,491,997
                                                         -----    --------------
NET ASSETS ...........................................   100.0%   $7,353,905,594
                                                         =====    ==============

--------
 ++ AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS




                        SEE NOTES TO FINANCIAL STATEMENTS
                                        7

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
September 30, 2005 (Unaudited)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Belgium               2%
Canada                1%
Czech Republic        0%
Denmark               0%
Finland               4%
France                6%
Germany               8%
Hong Kong             2%
Ireland               0%
Italy                 2%
Japan                 6%
Mexico                2%
Netherlands          14%
New Zealand           0%
Norway                1%
Singapore             3%
South Korea           1%
Spain                 2%
Sweden                0%
Switzerland          13%
United Kingdom        8%
United States         5%
Cash Equivalents     20%


Czech Republic-0%++
Denmark-0%++
Ireland-0%++
New Zealand-0%++
Sweden-0%++

++ Amount represents less than 1% of net assets


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        8

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2005 (Unaudited)


                                                           CONTRACT               MARKET
                                                             VALUE                 VALUE
   CONTRACTS                                                  DATE                (NOTE 1)
   ---------                                               ---------             ---------
FORWARD EXCHANGE CONTRACTS TO SELL
   4,500,000  Canadian Dollar ............................   10/12/05        $  (3,878,698)
  10,000,000  Canadian Dollar ............................    11/4/05           (8,624,816)
  11,000,000  Canadian Dollar ............................   11/18/05           (9,491,424)
   7,500,000  Canadian Dollar ............................     1/6/06           (6,480,579)
   9,000,000  Canadian Dollar ............................    2/22/06           (7,786,646)
   8,000,000  Canadian Dollar ............................    3/21/06           (6,926,769)
   2,500,000  Canadian Dollar ............................    3/27/06           (2,164,988)
   3,000,000  Canadian Dollar ............................    4/13/06           (2,599,212)
   7,000,000  Canadian Dollar ............................    4/24/06           (6,066,666)
   4,500,000  Canadian Dollar ............................     5/8/06           (3,901,505)
   7,000,000  Canadian Dollar ............................    5/15/06           (6,070,180)
  11,000,000  Canadian Dollar ............................    5/25/06           (9,541,485)
  15,000,000  Canadian Dollar ............................    6/23/06          (13,021,531)
   5,000,000  Canadian Dollar ............................    7/20/06           (4,343,787)
   4,000,000  Canadian Dollar ............................    7/27/06           (3,475,710)
  42,000,000  Czech Koruna . .............................   11/18/05           (1,715,394)
  35,000,000  Danish Krone ...............................    11/4/05           (5,664,011)
  13,000,000  Danish Krone ...............................    3/21/06           (2,120,033)
  17,500,000  Danish Krone ...............................    4/12/06           (2,857,705)
  26,000,000  Danish Krone ...............................     5/4/06           (4,251,520)
  48,000,000  Danish Krone ...............................     5/8/06           (7,850,906)
  83,000,000  Danish Krone ...............................    5/23/06          (13,588,157)
  42,000,000  Danish Krone ...............................    6/23/06           (6,889,182)
  45,000,000  Danish Krone ...............................    7/27/06           (7,396,509)
  30,000,000  Danish Krone ...............................    8/21/06           (4,938,480)
  44,000,000  European Union Euro ........................   10/11/05          (53,076,117)
  28,000,000  European Union Euro ........................   10/12/05          (33,777,377)
  15,000,000  European Union Euro ........................    11/8/05          (18,120,015)
  45,000,000  European Union Euro ........................   11/18/05          (54,389,807)
  50,000,000  European Union Euro ........................   11/25/05          (60,456,290)
  60,000,000  European Union Euro ........................   11/30/05          (72,567,598)
  11,000,000  European Union Euro ........................    12/1/05          (13,304,798)
  30,000,000  European Union Euro ........................   12/15/05          (36,314,038)
  35,000,000  European Union Euro ........................     1/6/06          (42,421,095)
  56,500,000  European Union Euro ........................    1/17/06          (68,527,917)
 116,000,000  European Union Euro ........................    4/24/06         (141,499,169)
  15,000,000  European Union Euro ........................     5/4/06          (18,308,607)
  65,000,000  European Union Euro ........................     5/8/06          (79,356,901)
  30,000,000  European Union Euro ........................    5/12/06          (36,635,315)
  37,000,000  European Union Euro ........................    5/15/06          (45,191,933)
  41,500,000  European Union Euro ........................    5/23/06          (50,713,323)
  32,000,000  European Union Euro ........................    5/25/06          (39,109,085)
  75,000,000  European Union Euro ........................     6/1/06          (91,701,615)
  24,000,000  European Union Euro ........................     6/6/06          (29,353,597)
 125,000,000  European Union Euro ........................    6/12/06         (152,940,108)
  56,000,000  European Union Euro ........................     7/6/06          (68,617,621)
  73,000,000  European Union Euro ........................     7/7/06          (89,453,264)
  36,000,000  European Union Euro ........................    7/13/06          (44,129,610)
  13,000,000  European Union Euro ........................    7/17/06          (15,939,467)
  15,000,000  European Union Euro ........................    7/19/06          (18,393,872)
  32,000,000  European Union Euro ........................    7/20/06          (39,242,584)


                        SEE NOTES TO FINANCIAL STATEMENTS
                                        9

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2005 (Unaudited)



                                                           CONTRACT               MARKET
                                                             VALUE                 VALUE
   CONTRACTS                                                  DATE                (NOTE 1)
   ---------                                               ---------             ---------
FORWARD EXCHANGE CONTRACTS TO SELL
   13,000,000  European Union Euro ....................        7/27/06         $  (15,948,912)
   10,000,000  European Union Euro ....................         8/1/06            (12,272,030)
   50,000,000  European Union Euro ....................         8/4/06            (61,371,064)
  100,000,000  European Union Euro ....................        8/10/06           (122,785,804)
   30,000,000  European Union Euro ....................        8/21/06            (36,859,787)
   25,000,000  European Union Euro ....................         9/1/06            (30,736,554)
   60,000,000  European Union Euro ....................         9/8/06            (73,798,405)
   63,000,000  European Union Euro ....................        9/15/06            (77,520,563)
  120,000,000  European Union Euro ....................        9/22/06           (147,719,670)
   32,000,000  European Union Euro ....................        9/29/06            (39,407,338)
   60,000,000  European Union Euro ....................        10/5/06            (73,912,352)
    9,000,000  Great Britain Pound Sterling ...........       10/11/05            (15,918,494)
    6,000,000  Great Britain Pound Sterling ...........         1/6/06            (10,602,480)
    7,000,000  Great Britain Pound Sterling ...........         2/9/06            (12,368,545)
    6,700,000  Great Britain Pound Sterling ...........        3/21/06            (11,839,390)
    3,000,000  Great Britain Pound Sterling ...........        3/27/06             (5,301,347)
   36,500,000  Great Britain Pound Sterling ...........        4/13/06            (64,506,633)
    7,500,000  Great Britain Pound Sterling ...........        4/18/06            (13,255,226)
   10,000,000  Great Britain Pound Sterling ...........        4/24/06            (17,674,337)
    6,000,000  Great Britain Pound Sterling ...........         5/4/06            (10,605,304)
    1,300,000  Great Britain Pound Sterling ...........         5/8/06             (2,297,877)
    4,000,000  Great Britain Pound Sterling ...........        5/12/06             (7,070,577)
   11,500,000  Great Britain Pound Sterling ...........        5/23/06            (20,329,390)
   11,000,000  Great Britain Pound Sterling ...........        5/25/06            (19,445,760)
   15,000,000  Great Britain Pound Sterling ...........        6/12/06            (26,520,105)
    6,000,000  Great Britain Pound Sterling ...........        6/19/06            (10,608,533)
    6,000,000  Great Britain Pound Sterling ...........        6/21/06            (10,608,674)
   18,000,000  Great Britain Pound Sterling ...........        6/23/06            (31,826,443)
    8,500,000  Great Britain Pound Sterling ...........        7/17/06            (15,032,216)
    5,000,000  Great Britain Pound Sterling ...........        8/10/06             (8,844,364)
    7,000,000  Great Britain Pound Sterling ...........        8/21/06            (12,383,319)
   20,000,000  Great Britain Pound Sterling ...........         9/8/06            (35,386,562)
   15,000,000  Great Britain Pound Sterling ...........        9/22/06            (26,543,219)
   46,000,000  Hong Kong Dollar .......................       10/12/05             (5,929,244)
  156,000,000  Hong Kong Dollar .......................        3/15/06            (20,109,720)
   43,000,000  Hong Kong Dollar .......................        4/18/06             (5,543,273)
   10,000,000  Hong Kong Dollar .......................        5/12/06             (1,289,313)
  160,000,000  Hong Kong Dollar .......................        5/15/06            (20,629,363)
  110,000,000  Hong Kong Dollar .......................        6/12/06            (14,184,992)
   18,000,000  Hong Kong Dollar .......................         7/7/06             (2,321,549)
  215,000,000  Hong Kong Dollar .......................        7/17/06            (27,731,601)
  101,000,000  Hong Kong Dollar .......................        7/19/06            (13,027,590)
  120,000,000  Hong Kong Dollar .......................        7/27/06            (15,479,213)
   50,000,000  Hong Kong Dollar .......................        8/10/06             (6,450,320)
  135,000,000  Hong Kong Dollar .......................        8/21/06            (17,417,238)
   75,000,000  Hong Kong Dollar .......................        9/22/06             (9,678,465)
   50,000,000  Hong Kong Dollar .......................        10/5/06             (6,452,775)
1,850,000,000  Japanese Yen ...........................       11/18/05            (16,412,398)
  900,000,000  Japanese Yen ...........................        1/17/06             (8,042,370)
2,300,000,000  Japanese Yen ...........................        3/15/06            (20,689,973)
2,000,000,000  Japanese Yen ...........................        3/27/06            (18,016,795)


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       10

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2005 (Unaudited)


                                                           CONTRACT               MARKET
                                                             VALUE                 VALUE
   CONTRACTS                                                  DATE                (NOTE 1)
   ---------                                               ---------             ---------
FORWARD EXCHANGE CONTRACTS TO SELL
1,600,000,000  Japanese Yen ...........................        4/24/06       $ (14,463,447)
2,300,000,000  Japanese Yen ...........................         5/8/06         (20,827,458)
2,000,000,000  Japanese Yen ...........................        5/12/06         (18,119,860)
4,500,000,000  Japanese Yen ...........................        5/15/06         (40,784,932)
4,500,000,000  Japanese Yen ...........................        5/18/06         (40,800,190)
  900,000,000  Japanese Yen ...........................         6/1/06          (8,174,309)
2,600,000,000  Japanese Yen ...........................         6/6/06         (23,629,429)
1,250,000,000  Japanese Yen ...........................        6/21/06         (11,381,643)
2,500,000,000  Japanese Yen ...........................        7/18/06         (22,838,805)
  900,000,000  Japanese Yen ...........................        7/20/06          (8,223,978)
7,800,000,000  Japanese Yen ...........................         8/4/06         (71,405,264)
  550,000,000  Japanese Yen ...........................        8/10/06          (5,038,685)
2,000,000,000  Japanese Yen ...........................        8/21/06         (18,347,198)
1,000,000,000  Japanese Yen ...........................         9/8/06          (9,193,887)
1,270,000,000  Japanese Yen ...........................        9/15/06         (11,686,286)
1,500,000,000  Japanese Yen ...........................        9/29/06         (13,825,912)
  200,000,000  Mexican Peso ...........................       12/15/05         (18,331,755)
  190,000,000  Mexican Peso ...........................         1/6/06         (17,363,685)
  170,000,000  Mexican Peso ...........................         3/1/06         (15,428,980)
  350,000,000  Mexican Peso ...........................        3/27/06         (31,664,348)
  115,000,000  Mexican Peso ...........................         5/8/06         (10,352,427)
  115,000,000  Mexican Peso ...........................        5/12/06         (10,347,550)
   90,000,000  Mexican Peso ...........................        6/21/06          (8,060,112)
   75,000,000  Mexican Peso ...........................         9/8/06          (6,657,576)
   90,000,000  Mexican Peso ...........................        9/15/06          (7,982,880)
   14,000,000  New Zealand Dollar .....................       12/15/05          (9,642,682)
   10,500,000  New Zealand Dollar .....................         2/9/06          (7,198,922)
    7,350,000  New Zealand Dollar .....................        2/22/06          (5,034,879)
   10,500,000  New Zealand Dollar .....................        7/13/06          (7,120,827)
   40,000,000  Norwegian Krone ........................       10/12/05          (6,134,319)
   12,500,000  Norwegian Krone ........................        5/15/06          (1,937,407)
  170,000,000  Norwegian Krone ........................         6/1/06         (26,369,624)
  115,000,000  Norwegian Krone ........................        7/13/06         (17,874,275)
   65,000,000  Norwegian Krone ........................         9/8/06         (10,131,872)
   42,000,000  Norwegian Krone ........................        9/29/06          (6,553,109)
   23,000,000  Singapore Dollar .......................        11/8/05         (13,633,227)
   21,000,000  Singapore Dollar .......................         1/6/06         (12,481,661)
   22,000,000  Singapore Dollar .......................        1/17/06         (13,084,384)
   35,000,000  Singapore Dollar .......................        1/25/06         (20,825,746)
    7,000,000  Singapore Dollar .......................         3/1/06          (4,171,886)
   13,000,000  Singapore Dollar .......................         6/6/06          (7,788,635)
   11,000,000  Singapore Dollar .......................        6/23/06          (6,596,471)
   43,000,000  Singapore Dollar .......................        7/13/06         (25,818,457)
   11,500,000  Singapore Dollar .......................        7/17/06          (6,906,724)
   13,000,000  Singapore Dollar .......................        7/19/06          (7,808,612)
   25,000,000  Singapore Dollar .......................        7/27/06         (15,024,345)
   15,000,000  Singapore Dollar .......................        8/10/06          (9,022,791)
   30,000,000  Singapore Dollar .......................         9/8/06         (18,079,580)
   10,000,000  Singapore Dollar .......................        9/22/06          (6,032,013)
    5,000,000  Singapore Dollar .......................        9/26/06          (3,016,780)
    8,000,000  Singapore Dollar .......................        10/5/06          (4,829,565)


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       11

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2005 (Unaudited)


                                                           CONTRACT               MARKET
                                                             VALUE                 VALUE
   CONTRACTS                                                  DATE                (NOTE 1)
   ---------                                               ---------             ---------
FORWARD EXCHANGE CONTRACTS TO SELL
 9,000,000,000  South Korean Won ......................      1/6/06       $    (8,645,454)
 1,850,000,000  South Korean Won ......................     4/13/06            (1,777,862)
10,000,000,000  South Korean Won ......................     6/19/06            (9,613,128)
22,000,000,000  South Korean Won ......................      8/1/06           (21,160,798)
20,000,000,000  South Korean Won ......................     8/17/06           (19,241,710)
10,250,000,000  South Korean Won ......................     9/26/06            (9,867,125)
    40,000,000  Swedish Krona .........................      5/4/06            (5,252,963)
    17,500,000  Swiss Franc ...........................    10/11/05           (13,586,816)
    12,000,000  Swiss Franc ...........................     11/4/05            (9,332,620)
    14,000,000  Swiss Franc ...........................     11/8/05           (10,888,057)
    13,000,000  Swiss Franc ...........................    11/18/05           (10,110,339)
    15,000,000  Swiss Franc ...........................    11/25/05           (11,665,776)
     6,000,000  Swiss Franc ...........................    11/30/05            (4,667,184)
    10,000,000  Swiss Franc ...........................     12/1/05            (7,780,098)
    45,000,000  Swiss Franc ...........................    12/15/05           (35,102,507)
    39,000,000  Swiss Franc ...........................     1/17/06           (30,562,890)
    16,000,000  Swiss Franc ...........................     3/15/06           (12,605,144)
     2,850,000  Swiss Franc ...........................     4/12/06            (2,251,208)
    11,000,000  Swiss Franc ...........................     4/13/06            (8,689,707)
    60,000,000  Swiss Franc ...........................     4/26/06           (47,457,519)
    27,500,000  Swiss Franc ...........................      5/4/06           (21,768,071)
    10,000,000  Swiss Franc ...........................      5/8/06            (7,918,703)
    15,000,000  Swiss Franc ...........................     5/12/06           (11,882,621)
    30,000,000  Swiss Franc ...........................     5/15/06           (23,772,094)
    12,000,000  Swiss Franc ...........................     5/23/06            (9,516,155)
    30,000,000  Swiss Franc ...........................     6/12/06           (23,836,245)
    25,000,000  Swiss Franc ...........................     6/21/06           (19,880,782)
    16,000,000  Swiss Franc ...........................     6/23/06           (12,726,156)
    20,000,000  Swiss Franc ...........................      7/7/06           (15,928,272)
    16,500,000  Swiss Franc ...........................     7/13/06           (13,147,993)
    20,500,000  Swiss Franc ...........................     7/17/06           (16,341,328)
    10,000,000  Swiss Franc ...........................     7/19/06            (7,972,830)
    37,000,000  Swiss Franc ...........................     7/20/06           (29,502,154)
    20,000,000  Swiss Franc ...........................     7/27/06           (15,957,273)
    20,000,000  Swiss Franc ...........................      8/2/06           (15,965,994)
    25,000,000  Swiss Franc ...........................     8/10/06           (19,972,046)
    20,000,000  Swiss Franc ...........................     8/21/06           (15,993,673)
    32,500,000  Swiss Franc ...........................      9/8/06           (26,032,474)
    72,000,000  Swiss Franc ...........................     9/15/06           (57,708,862)
    26,000,000  Swiss Franc ...........................     9/26/06           (20,860,193)
    17,000,000  Swiss Franc ...........................     9/29/06           (13,642,867)
    18,000,000  Swiss Franc ...........................     10/5/06           (14,452,828)
                                                                          ---------------
TOTAL FORWARDEXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,457,727,082) ......................                   $(4,308,982,390)
                                                                          ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       12

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005 (Unaudited)


ASSETS
   Investments, at value (Cost $4,709,044,921) (Note 1)
      Securities .........................................................  $ 5,751,205,905
      Repurchase Agreement ...............................................    1,418,463,000
                                                                            ---------------
   Total Investments .....................................................    7,169,668,905
   Cash and foreign currency (Cost $58,903) ..............................           58,813
   Net unrealized appreciation of forward exchange contracts (Note 1) ....      148,744,692
   Receivable for investment securities sold .............................       24,441,966
   Dividends and interest receivable .....................................       16,454,730
   Receivable for Fund shares sold .......................................        9,219,334
   Prepaid expense .......................................................          143,731
   Receivable for Fund redemption fee proceeds ...........................               30
                                                                            ---------------
      TOTAL ASSETS .......................................................    7,368,732,201
                                                                            ---------------

LIABILITIES
   Payable for Fund shares redeemed ................... $ 8,688,909
   Investment advisory fee payable (Note 2) ...........   4,684,769
   Printing fee payable ...............................     425,243
   Transfer agent fees payable (Note 2) ...............     292,522
   Custodian fees payable (Note 2) ....................     291,044
   Administration and accounting fees payable (Note 2)      173,414
   Accrued expenses and other payables ................     270,706
                                                        -----------
      TOTAL LIABILITIES ..................................................       14,826,607
                                                                            ---------------
NET ASSETS ...............................................................  $ 7,353,905,594
                                                                            ===============

NET ASSETS CONSIST OF
   Undistributed net investment income ...................................  $   102,735,323
   Accumulated net realized loss on securities, forward exchange
      contracts and foreign currencies ...................................     (318,435,329)
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets .................    2,609,142,327
   Par value .............................................................           28,209
   Paid-in capital in excess of par value ................................    4,960,435,064
                                                                            ---------------
      TOTAL NET ASSETS ...................................................  $ 7,353,905,594
                                                                            ===============


NET ASSET VALUE, offering and redemption price per share
($7,353,905,594/282,090,818 shares of common stock outstanding) ..........  $         26.07
                                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       13

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2005 (Unaudited)


INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $11,373,821) ...........  $   107,814,346
   Interest ..............................................................       22,659,538
                                                                            ---------------
      TOTAL INVESTMENT INCOME ............................................      130,473,884
                                                                            ---------------

EXPENSES
   Investment advisory fee (Note 2) ................... $ 43,525,443
   Custodian fees (Note 2) ............................    1,759,932
   Administration and accounting fees (Note 2) ........    1,023,555
   Transfer agent fees (Note 2) .......................      889,849
   Legal and audit fees ...............................      170,033
   Directors' fees and expenses (Note 2) ..............       85,330
   Other ..............................................      700,250
                                                        ------------
      TOTAL EXPENSES .....................................................       48,154,392
                                                                            ---------------
NET INVESTMENT INCOME ....................................................       82,319,492
                                                                            ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities .........................................................       22,658,242
      Forward exchange contracts .........................................     (102,594,003)
      Foreign currencies and net other assets ............................       (1,166,173)
                                                                            ---------------
   Net realized loss on investments during the period ....................      (81,101,934)
                                                                            ---------------
   Net unrealized appreciation (depreciation) of:
      Securities .........................................................      201,003,885
      Forward exchange contracts .........................................      354,594,622
      Foreign currencies and net other assets ............................         (678,441)
                                                                            ---------------
   Net unrealized appreciation of investments during the period ..........      554,920,066
                                                                            ---------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ..............................................................      473,818,132
                                                                            ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ...............................................................  $   556,137,624
                                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       14

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                            SIX MONTHS ENDED
                                                              9/30/2005                 YEAR ENDED
                                                              (UNAUDITED)               3/31/2005
                                                            --------------           --------------
Net investment income ..................................... $   82,319,492           $   82,777,011
Net realized gain (loss) on securities, forward exchange
   contracts and currency transactions during the period ..    (81,101,934)             124,671,703
Net unrealized appreciation of securities,
   forward exchange contracts, foreign currencies
   and net other assets during the period .................    554,920,066              614,389,949
                                                            --------------           --------------
Net increase in net assets resulting from operations ......    556,137,624              821,838,663
DISTRIBUTIONS:
   Dividends to shareholders from net investment income ...             --              (71,194,524)
Net increase in net assets from Fund share transactions ...     90,359,529              603,617,785
Redemption Fees ...........................................         86,488                  358,219
                                                            --------------           --------------
Net increase in net assets ................................    646,583,641            1,354,620,143
NET ASSETS
Beginning of period .......................................  6,707,321,953            5,352,701,810
                                                            --------------           --------------
End of period (including undistributed net investment
   income of $102,735,323 and $20,415,831, respectively) .. $7,353,905,594           $6,707,321,953
                                                            ==============           ==============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       15

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period.



                                           SIX MONTHS
                                              ENDED      YEAR       YEAR        YEAR         YEAR       YEAR
                                             9/30/05     ENDED      ENDED       ENDED       ENDED       ENDED
                                           (UNAUDITED)  3/31/05    3/31/04     3/31/03     3/31/02     3/31/01
                                           ----------   -------    -------     -------     -------     -------
Net asset value, beginning of period ..     $24.08      $21.23      $14.44      $19.79      $19.52      $21.10
                                            ------      ------      ------      ------      ------      ------
Income from investment operations:
Net investment income .................       0.29        0.31        0.20        0.19        0.22        0.22
Net realized and unrealized gain (loss)
   on investments .....................       1.70        2.81        6.78       (5.07)       0.56        0.92
                                            ------      ------      ------      ------      ------      ------
      Total from investment
        operations ....................       1.99        3.12        6.98       (4.88)       0.78        1.14
                                            ------      ------      ------      ------      ------      ------
DISTRIBUTIONS:
   Dividends from net investment
      income ..........................         --       (0.27)      (0.20)      (0.20)      (0.18)      (0.21)
   Distributions from net
      realized gains ..................         --          --          --       (0.27)      (0.33)      (2.23)
   Distributions in excess of net
      realized gains ..................         --          --          --          --          --       (0.28)
                                            ------      ------      ------      ------      ------      ------
      Total distributions .............         --       (0.27)      (0.20)      (0.47)      (0.51)      (2.72)
                                            ------      ------      ------      ------      ------      ------
Redemption fee ........................      (0.00)(b)   (0.00)(b)    0.01          --          --          --
                                            ------      ------      ------      ------      ------      ------
Net asset value, end of period ........     $26.07      $24.08      $21.23      $14.44      $19.79      $19.52
                                            ======      ======      ======      ======      ======      ======
Total return (a) ......................       8.26%      14.75%      48.53%     (24.86)%      4.22%       5.17%
                                            ======      ======      ======      ======      ======      ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s) ... $7,353,906  $6,707,322  $5,352,702  $3,736,624  $4,624,399  $3,661,512
Ratio of operating expenses to
   average net assets .................      1.38%(c)    1.39%       1.39%       1.37%       1.37%       1.38%
Ratio of net investment income to
   average net assets .................      2.36%(c)    1.41%       1.08%       1.17%       1.22%       1.06%
Portfolio turnover rate ...............         3%         13%          8%          8%          7%         12%

------------
(a) Total return  represents  aggregate total return for the periods  indicated.
(b) Amount represents less than $0.01 per share.
(c) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       16

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne Global Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on June 15, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing obtained by pricing services approved by the Fund's

--------------------------------------------------------------------------------
                                       17

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.


--------------------------------------------------------------------------------
                                       18

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the six months ended September 30, 2005 the Fund reimbursed Tweedy, Browne Company LLC $79 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in


--------------------------------------------------------------------------------
                                       19

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

2. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2005, Tweedy, Browne received $43,525,443.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $75.3 million of their own money invested in the Fund, as of September 30, 2005.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne American Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                       20

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


                                           BETWEEN          BETWEEN
                                        $500 MILLION       $1 BILLION
                            UP TO          AND                 AND          EXCEEDING
                       $500 MILLION      $1 BILLION        $4 BILLION      $4 BILLION
----------------------------------------------------------------------------------------
Administration Fees        0.06%           0.04%              0.02%          0.015%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                           BETWEEN          BETWEEN
                                        $100 MILLION       $2 BILLION
                            UP TO          AND                 AND          EXCEEDING
                       $100 MILLION      $2 BILLION        $4 BILLION      $4 BILLION
----------------------------------------------------------------------------------------
Accounting Fees           0.03%             0.01%            0.0075%         0.006%
----------------------------------------------------------------------------------------

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. Currently, the Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. Effective December 1, 2005, each Non-Interested Director will be paid $75,000 annually, to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne American Value Fund. The current allocation ratio is 80% of the annual fee paid by the Fund and 20% paid by Tweedy, Browne American Value Fund. Total Directors' fees paid for the six months ended September 30, 2005, excluding any out-of-pocket expenses, were $80,000.

     Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2005, aggregated $245,551,121 and $192,322,050, respectively.

     At September 30, 2005, the aggregate gross unrealized  appreciation for all
securities   in  which   there  was  an  excess  of  value  over  tax  cost  was

--------------------------------------------------------------------------------
                                       21

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


$2,509,544,881   and  the  aggregate  gross  unrealized   depreciation  for  all
securities in which there was an excess of tax cost over value was $48,920,897.

4.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 600,000,000 of the unissued shares have been designated as shares of the Fund. Redemptions from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. Changes in shares outstanding for the Fund were as follows:


-----------------------------------------------------------------------------------------
                          SIX MONTHS ENDED 9/30/05            YEAR ENDED 3/31/05
                           SHARES         AMOUNT            SHARES          AMOUNT
-----------------------------------------------------------------------------------------
Sold                     22,664,568    $ 560,249,255       59,048,662   $1,336,504,642
Reinvested                       --               --        2,840,491       65,671,877
Redeemed                (19,072,139)    (469,889,726)     (35,579,306)    (798,558,734)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)   3,592,429    $  90,359,529       26,309,847   $  603,617,785
=========================================================================================

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, seizure, political and social instability and diplomatic developments.


6.   LINE OF CREDIT

     The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 22, 2004, provides the Company, on behalf of the Fund and the Tweedy, Browne American Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption

--------------------------------------------------------------------------------
                                       22

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne American Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the six months ended September 30, 2005, the Company did not borrow, on behalf of the Fund, under the Agreement. The Company decided not to renew the Line of Credit Agreement, which expired September 21, 2005.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

     At September 30, 2005, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

8.   PORTFOLIO INFORMATION

     The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

9.   PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

--------------------------------------------------------------------------------
                                       23

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


10.  ADVISORY AGREEMENT

     On June 21, 2005, the Company's Board of Directors (the "Board"), including a majority of the Independent Directors, approved the renewal of the Fund's Advisory Agreement with Tweedy, Browne for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreement, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board's approval are described below.

     A.  INFORMATION RECEIVED

     During the course of each year, the Independent Directors receive a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreement, the Board reviewed reports on the Fund's investment results, portfolio composition, portfolio trading practices and shareholder services, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Fund. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses, financial and profitability information regarding Tweedy, Browne, and information about the personnel providing investment management and administrative services to the Fund.

     In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

     B.  NATURE, EXTENT AND QUALITY OF SERVICES

     The Board reviewed materials concerning the depth and quality of Tweedy, Browne's investment management process. The Board considered a variety of "behind the scenes" services provided by Tweedy, Browne to the Fund, including significant involvement in monitoring and oversight functions, as well as the preparation of various regulatory filings for the Fund. In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third parties and generally

--------------------------------------------------------------------------------
                                       24

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

assisted the Fund in the conduct of its business. In considering Tweedy, Browne's services in both managing the Fund's portfolios and overseeing all aspects of the Fund's business, the Board concluded that Tweedy, Browne was providing essential services to the Fund. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and will continue to benefit the Fund and its shareholders.

     C.  INVESTMENT PERFORMANCE

     The Board examined both the short-term and long-term investment performance of the Fund, both in absolute terms and relative to the various benchmarks against which the Fund was compared. After reviewing the Fund's performance to its benchmark index over various periods of time, the Board concluded that it was satisfied with the Fund's performance, and further concluded that Tweedy, Browne's performance record in managing the Fund indicates that its continued management will benefit the Fund and its shareholders.

     D.  ADVISORY FEES AND TOTAL EXPENSES

     The Board reviewed the advisory fees and total expenses of the Fund. In so doing, the Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. In considering comparative fee data, the Board reviewed the expense ratios for the Fund alongside those of its direct competitors and of its relevant category averages. After reviewing this fee data alongside the Board's observation that Tweedy, Browne provided a high level of integrity and service to the Fund's shareholders, the Board determined that the fees charged under the Advisory Agreement are fair and reasonable and that the Fund's shareholders received value in return for the advisory fees paid to Tweedy, Browne by the Fund.

     E.  ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

     The Board reviewed information regarding Tweedy, Browne's costs of providing services to the Fund, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne's financial condition and reviewed the wide variety of services performed for the Fund. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne's relationship with the Company as a whole, and with the Fund separately.

--------------------------------------------------------------------------------
                                       25

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     The Board also noted that as a result of Tweedy, Browne's focus on smaller market capitalization issuers, its cost of research per dollar of assets under management may be higher than it would be for an investment adviser that invests concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. The Board concluded that Tweedy, Browne's profitability from its client relationships, including its relationship with the Fund, is reasonable.

     F.  ANCILLARY BENEFITS

     The Board considered other benefits received by Tweedy, Browne as a result of its relationship with the Fund, including benefits derived by Tweedy, Browne from "soft dollar" arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne's brokerage allocation policies. The Board also reviewed Tweedy, Browne's policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares, noting that while Tweedy, Browne receives the benefit of research, market and statistical information provided by broker-dealers that may execute portfolio transactions on behalf of the Fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

     G.  CONCLUSION

     Based on its review, including consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Fund by Tweedy, Browne continued to be excellent and favored renewal of the Advisory Agreement. The Board concluded that the Advisory Agreement continued to be fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Fund, and that the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
                                       26

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. EXPENSE INFORMATION

     A shareholder of the Fund incurs two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help shareholders understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2005 to September 30, 2005.

     ACTUAL EXPENSES The first line of the table on the following page provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table on the following page are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. There are no other transactional expenses associated with the purchase and sale of shares charged by the Fund, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second line of the table is

--------------------------------------------------------------------------------
                                       27

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.


----------------------------------------------------------------------------------------
                            BEGINNING             ENDING        EXPENSES PAID DURING
                          ACCOUNT VALUE       ACCOUNT VALUE            PERIOD*
                              4/1/05              9/30/05          4/1/05-9/30/05
----------------------------------------------------------------------------------------
Actual                       $1,000                $1,083                $7.20
----------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)  $1,000                $1,018                $6.98
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                       28

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCK - DOMESTIC--65.9%
              AUTOMOTIVE PARTS--0.9%
     166,585  Dollar Thrifty Automotive Group Inc. + ...........  $    5,608,917
                                                                  --------------
              BANKING--11.4%
     213,245  Bank of America Corp. ............................       8,977,615
      40,000  Comerica Inc. ....................................       2,356,000
     429,020  PNC Financial Services Group Inc. ................      24,891,740
     503,000  Popular Inc. .....................................      12,182,660
     360,000  Wells Fargo & Company ............................      21,085,200
                                                                  --------------
                                                                      69,493,215
                                                                  --------------
              BASIC INDUSTRIES--2.1%
     234,875  Gorman-Rupp Company ..............................       5,648,744
     123,392  Rayonier Inc., REIT ..............................       7,109,847
       9,737  Tecumseh Products Company, Class B ...............         200,475
                                                                  --------------
                                                                      12,959,066
                                                                  --------------
              BROADCAST, RADIO AND TV--3.7%
     776,060  Comcast Corporation, Special Class A + ...........      22,335,007
                                                                  --------------
              CHEMICALS--0.2%
      52,500  Stepan Company ...................................       1,315,650
                                                                  --------------
              COMPUTER SERVICES--0.6%
     153,974  Electronic Data Systems Corporation ..............       3,455,176
                                                                  --------------
              CONSUMER SERVICES--3.3%
     561,578  ProQuest Company + ...............................      20,329,124
                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES--15.7%
     618,611  American Express Company .........................      35,533,016
     705,500  Federated Investors Inc., Class B ................      23,443,765
     298,515  Freddie Mac ......................................      16,854,157
     337,343  MBIA Inc. ........................................      20,449,732
                                                                  --------------
                                                                      96,280,670
                                                                  --------------
              FOOD AND BEVERAGES--0.1%
      15,200  Anheuser-Busch Companies, Inc. ...................         654,208
                                                                  --------------
              HEALTH CARE--0.9%
      46,467  Corvel Corporation + .............................       1,113,349
      69,124  Johnson & Johnson ................................       4,374,167
                                                                  --------------
                                                                       5,487,516
                                                                  --------------


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       29

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCK - DOMESTIC
              INSURANCE--19.9%
     291,800  21st Century Insurance Group Inc. ................  $    4,654,210
     210,000  American International Group, Inc. ...............      13,011,600
     165,125  American National Insurance Company ..............      19,669,690
     509,850  Great American Financial Resources Inc. ..........      10,197,000
      16,520  Kansas City Life Insurance Company ...............         845,328
     178,500  Leucadia National Corporation ....................       7,693,350
      21,600  Merchants Group Inc. .............................         576,720
      86,359  National Western Life Insurance Company, Class A +      18,243,339
     379,776  Torchmark Corporation ............................      20,063,566
     464,287  Transatlantic Holdings Inc. ......................      26,464,359
                                                                  --------------
                                                                     121,419,162
                                                                  --------------
              MEDIA--1.0%
     174,005  Tribune Company ..................................       5,897,029
                                                                  --------------
              MEMBERSHIP ORGANIZATIONS--0.1%
      12,000  Lexmark International, Inc., Class A + ...........         732,600
                                                                  --------------
              PHARMACEUTICALS--3.7%
     342,000  Bristol-Myers Squibb Company .....................       8,228,520
     588,510  Pfizer Inc. ......................................      14,695,095
                                                                  --------------
                                                                      22,923,615
                                                                  --------------
              PRINTING AND PUBLISHING--1.4%
     895,545  Hollinger International Inc., Class A ............       8,776,341
                                                                  --------------
              REAL ESTATE--0.3%
      55,225  Ramco-Gershenson Properties Trust, REIT ..........       1,612,018
                                                                  --------------
              TELECOMMUNICATIONS--0.6%
      93,600  Commonwealth Telephone Enterprises Inc. ..........       3,528,720
                                                                  --------------

              TOTAL COMMON STOCK - DOMESTIC
              (COST $217,212,311) ..............................     402,808,034
                                                                  --------------

              COMMON STOCK - FOREIGN--18.7%
              FRANCE--1.5%
     220,000  Sanofi-Aventis, ADR ..............................       9,141,000
                                                                  --------------
              ITALY--0.5%
     369,300  Natuzzi SPA, Sponsored ADR .......................       3,039,339
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       30

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
   --------                                                           --------

              COMMON STOCK - FOREIGN
              JAPAN--0.1%
      12,000  Matsumoto Yushi-Seiyaku Company Ltd. .............  $      302,806
      35,300  Shikoku Coca-Cola Bottling Company Ltd. ..........         490,848
                                                                  --------------
                                                                         793,654
                                                                  --------------
              NETHERLANDS--7.0%
     699,791  ABN AMRO Holding NV, Sponsored ADR ...............      16,794,984
     608,000  Heineken Holding NV ..............................      17,981,312
     107,857  Unilever NV, ADR .................................       7,706,383
                                                                  --------------
                                                                      42,482,679
                                                                  --------------
              SWITZERLAND--4.5%
     356,900  Nestle SA, Registered, Sponsored ADR .............      26,229,402
      21,332  Novartis AG, ADR .................................       1,087,932
                                                                  --------------
                                                                      27,317,334
                                                                  --------------
              UNITED KINGDOM--5.1%
     276,000  Diageo PLC, Sponsored ADR ........................      16,010,760
     364,000  Unilever PLC, Sponsored ADR ......................      15,368,080
                                                                  --------------
                                                                      31,378,840
                                                                  --------------

              TOTAL COMMON STOCK - FOREIGN
              (COST $72,757,645) ...............................     114,152,846
                                                                  --------------


     FACE
     VALUE
    -------

              U.S. TREASURY BILL--0.2%
              (COST $1,492,976)
$  1,500,000  3.156% ** due 11/25/05 ...........................       1,492,976
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       31

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)


                                                                       MARKET
     FACE                                                               VALUE
    VALUE                                                             (NOTE 1)
   --------                                                           --------

              REPURCHASE AGREEMENT--13.0%
              (COST $79,759,000)
$ 79,759,000  Agreement with UBS Warburg LLC, 3.270% dated 9/30/05 to be repurchased at $79,780,734 on 10/3/05, collateralized by $83,655,000 U.S. Treasury Notes, 2.650% due 5/15/08
              (market value $81,354,488) .......................  $   79,759,000
                                                                  --------------
TOTAL INVESTMENTS (COST $371,519,722*) ..................  97.8%     598,212,856
UNREALIZED APPRECIATION ON FORWARD
  CONTRACTS (NET) .......................................   0.5        2,803,435
OTHER ASSETS AND LIABILITIES (NET) ......................   1.7       10,248,745
                                                          -----   --------------
NET ASSETS .............................................. 100.0%  $  611,265,036
                                                          =====   ==============

---------------
  *      AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **      RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +      NON-INCOME PRODUCING SECURITY.


ABBREVIATIONS:
ADR-AMERICAN DEPOSITORY RECEIPT.
REIT-REAL ESTATE INVESTMENT TRUST.


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       32

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
September 30, 2005 (Unaudited)

Automotive Parts                 1%
Banking                         14%
Basic Industries                 2%
Broadcast, Radio and TV          4%
Chemicals                        0%
Computer Services                1%
Consumer Services                3%
Diviersified Financial Services 16%
Food and Beverages              14%
Health Care                      1%
Insurance                       20%
Manufacturing                    1%
Media                            1%
Membership Organizations         0%
Pharmaceuticals                  5%
Printing and Publishing          1%
Real Estate                      0%
Telecommunications               1%
Cash Equivalents                15%


Chemicals-0%++
Membership Organizations-0%++
Real Estate-0%++

++ Amount represents less than 1% of net assets

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       33

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2005 (Unaudited)


                                                             CONTRACT              MARKET
                                                              VALUE                 VALUE
  CONTRACTS                                                   DATE                 (NOTE 1)
  ---------                                                  --------            ----------
FORWARD EXCHANGE CONTRACTS TO BUY
   1,000,000  Great Britain Pound Sterling ............       1/6/06         $   1,767,080
     175,000  Great Britain Pound Sterling ............       4/7/06               309,266
 280,000,000  Japanese Yen ............................       8/4/06             2,563,266
                                                                             -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $4,653,988) ..........................                      $   4,639,612
                                                                             =============

FORWARD EXCHANGE CONTRACTS TO SELL
   2,750,000  European Union Euro .....................      11/8/05            (3,322,003)
   2,000,000  European Union Euro .....................     11/25/05            (2,418,252)
   1,500,000  European Union Euro .....................       1/6/06            (1,818,047)
   2,000,000  European Union Euro .....................      1/17/06            (2,425,767)
   3,200,000  European Union Euro .....................       7/6/06            (3,921,007)
   7,300,000  European Union Euro .....................      7/13/06            (8,948,504)
     500,000  European Union Euro .....................      7/19/06              (613,129)
   5,300,000  European Union Euro .....................      9/29/06            (6,526,840)
   1,000,000  Great Britain Pound Sterling ............       1/6/06            (1,767,080)
     175,000  Great Britain Pound Sterling ............       4/7/06              (309,266)
   6,250,000  Great Britain Pound Sterling ............      4/13/06           (11,045,656)
   2,500,000  Great Britain Pound Sterling ............       5/4/06            (4,418,877)
 366,000,000  Japanese Yen ............................       8/4/06            (3,350,555)
   3,100,000  Swiss Franc .............................      1/25/06            (2,431,390)
   3,700,000  Swiss Franc .............................      2/22/06            (2,909,354)
     900,000  Swiss Franc .............................       4/7/06              (710,567)
   4,000,000  Swiss Franc .............................       5/4/06            (3,166,265)
     900,000  Swiss Franc .............................      5/23/06              (713,712)
   1,250,000  Swiss Franc .............................      7/13/06              (996,060)
   1,000,000  Swiss Franc .............................      8/21/06              (799,684)
   1,800,000  Swiss Franc .............................      9/29/06            (1,444,539)
                                                                             -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $66,874,365) .........................                      $ (64,056,554)
                                                                             =============


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       34

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005 (Unaudited)


ASSETS
   Investments, at value (Cost $371,519,722) (Note 1) ..............  $   518,453,856
      Securities ...................................................       79,759,000
                                                                      ---------------
      Repurchase Agreement .........................................      598,212,856
   Cash and foreign currency (Cost $2,618) .........................              538
   Receivable for investment securities sold .......................       10,704,853
   Net unrealized appreciation of forward exchange contracts (Note 1)       2,803,435
   Dividends and interest receivable ...............................          656,174
   Prepaid expense .................................................           13,311
   Receivable for Fund shares sold .................................               37
                                                                      ---------------
      TOTAL ASSETS .................................................      612,391,204
                                                                      ---------------

LIABILITIES
   Payable for Fund shares redeemed ................... $   589,593
   Investment advisory fee payable (Note 2) ...........     394,032
   Transfer agent fees payable (Note 2) ...............      31,105
   Administration and accounting fees payable (Note 2)       14,644
   Custodian fees payable (Note 2) ....................       6,255
   Accrued expenses and other payables ................      90,539
                                                        -----------
      TOTAL LIABILITIES ............................................        1,126,168
                                                                      ---------------
NET ASSETS .........................................................  $   611,265,036
                                                                      ===============

NET ASSETS CONSIST OF
   Undistributed net investment income .............................  $     7,067,311
   Accumulated net realized gain on securities, forward exchange
      contracts and foreign currencies .............................       44,725,246
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets ...........      229,494,487
   Par value                                                                    2,389
   Paid-in capital in excess of par value ..........................      329,975,603
                                                                      ---------------
      TOTAL NET ASSETS .............................................  $   611,265,036
                                                                      ===============


NET ASSET VALUE, offering and redemption price per share
($611,265,036/23,890,557 shares of common stock outstanding) .......  $         25.59
                                                                      ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       35

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2005 (Unaudited)


INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $47,425) ..... $    6,935,151
   Interest ....................................................      1,656,150
                                                                 --------------
      TOTAL INVESTMENT INCOME ..................................      8,591,301
                                                                 --------------

EXPENSES
   Investment advisory fee (Note 2) ................. $  3,945,168
   Transfer agent fees (Note 2) .....................      142,450
   Administration and accounting fees (Note 2) ......       93,815
   Custodian fees (Note 2) ..........................       42,208
   Legal and audit fees .............................       33,240
   Directors' fees and expenses (Note 2) ............       21,089
   Other ............................................       59,100
                                                      ------------
      TOTAL EXPENSES ...........................................      4,337,070
                                                                 --------------
NET INVESTMENT INCOME ..........................................      4,254,231
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities ...............................................     18,956,645
      Forward exchange contracts ...............................     (1,741,835)
      Foreign currencies and net other assets ..................         (8,742)
                                                                 --------------
   Net realized gain on investments during the period ..........     17,206,068
                                                                 --------------
   Net unrealized appreciation (depreciation) of:
      Securities ...............................................     (5,018,381)
      Forward exchange contracts ...............................      6,230,462
      Foreign currencies and net other assets ..................         (2,098)
                                                                 --------------
   Net unrealized appreciation of investments during the period       1,209,983
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ....................................................     18,416,051
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ..................................................... $   22,670,282
                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       36

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                              SIX MONTHS ENDED
                                                                  9/30/2005            YEAR ENDED
                                                                 (UNAUDITED)           3/31/2005
                                                                -------------        ------------
Net investment income ........................................  $   4,254,231        $  9,011,779
Net realized gain on securities, forward exchange
   contracts and currency transactions during the period .....     17,206,068          22,503,892
Net unrealized appreciation (depreciation) of  securities,
   forward exchange contracts, foreign currencies and
   net other assets during the period ........................      1,209,983          (2,700,516)
                                                                -------------        ------------
Net increase in net assets resulting from operations .........     22,670,282          28,815,155
DISTRIBUTIONS:
   Dividends to shareholders from net investment income ......             --         (10,691,352)
   Distributions to shareholders from net realized gain
      on investments .........................................             --          (9,918,450)
Net decrease in net assets from Fund share transactions ......    (70,482,140)        (77,796,726)
                                                                -------------        ------------
Net decrease in net assets ...................................    (47,811,858)        (69,591,373)
NET ASSETS
Beginning of period ..........................................    659,076,894         728,668,267
                                                                -------------        ------------
End of period (including undistributed net investment
   income of $7,067,311 and $2,813,080, respectively) ........  $ 611,265,036        $659,076,894
                                                                =============        ============

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       37

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period.


                                         SIX MONTHS
                                           ENDED         YEAR         YEAR          YEAR        YEAR        YEAR
                                          9/30/05        ENDED        ENDED         ENDED       ENDED       ENDED
                                        (UNAUDITED)     3/31/05      3/31/04      3/31/03      3/31/02     3/31/01
                                        ----------      -------      -------      -------      -------     -------
Net asset value, beginning of period ...  $24.67         $24.38       $18.53       $24.08       $23.95      $21.87
                                          ------         ------       ------       ------       ------      ------
Income from investment operations:
Net investment income ..................    0.19           0.35         0.27         0.13         0.06        0.11
Net realized and unrealized gain
   (loss) on investments ...............    0.73           0.69         5.68        (5.21)        1.05        3.15
                                          ------         ------       ------       ------       ------      ------
      Total from investment
        operations .....................    0.92           1.04         5.95        (5.08)        1.11        3.26
                                          ------         ------       ------       ------       ------      ------
DISTRIBUTIONS:
   Dividends from net investment
      income ...........................      --          (0.39)       (0.10)       (0.10)       (0.08)      (0.10)
   Distributions from net realized
      gains ............................      --          (0.36)          --        (0.37)       (0.90)      (1.08)
                                          ------         ------       ------       ------       ------      ------
      Total distributions ..............      --          (0.75)       (0.10)       (0.47)       (0.98)      (1.18)
                                          ------         ------       ------       ------       ------      ------
Net asset value, end of period .........  $25.59         $24.67       $24.38       $18.53       $24.08      $23.95
                                          ======         ======       ======       ======       ======      ======
Total return (a) .......................    3.69%          4.18%       32.13%      (21.16)%       4.75%      14.81%
                                          ======         ======       ======       ======       ======      ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s) ....$611,265       $659,077     $728,668     $659,884     $971,230    $960,403
Ratio of operating expenses to
   average net assets ..................   1.37%(b)       1.37%        1.38%        1.36%        1.36%       1.36%
Ratio of net investment income
   to average net assets ...............   1.35%(b)       1.30%        1.09%        0.59%        0.23%       0.40%
Portfolio turnover rate ................      5%             4%           3%           8%           6%         10%

------------
(a) Total return  represents  aggregate total return for the periods  indicated.
(b) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       38

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne American Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on December 8, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing obtained by pricing services approved by the Fund's

--------------------------------------------------------------------------------
                                       39

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.


--------------------------------------------------------------------------------
                                       40

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the six months ended September 30, 2005 the Fund reimbursed Tweedy, Browne Company LLC $1,085 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in

--------------------------------------------------------------------------------
                                       41

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

2. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2005, Tweedy, Browne received $3,945,168.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $41.6 million of their own money invested in the Fund, as of September 30, 2005.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne Global Value Fund, allocated according to each Fund's net assets:


--------------------------------------------------------------------------------
                                       42

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


                                           BETWEEN        BETWEEN
                                         $500 MILLION    $1 BILLION
                            UP TO            AND            AND        EXCEEDING
                        $500 MILLION     $1 BILLION      $4 BILLION   $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%           0.04%            0.02%       0.015%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                           BETWEEN       BETWEEN
                                        $100 MILLION    $2 BILLION
                           UP TO            AND            AND         EXCEEDING
                        $100 MILLION    $2 BILLION     $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees           0.03%             0.01%          0.0075%      0.006%
--------------------------------------------------------------------------------

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. Currently, the Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. Effective December 1, 2005, each Non-Interested Director will be paid $75,000 annually, to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne Global Value Fund. The current allocation ratio is 20% of the annual fee paid by the Fund and 80% paid by Tweedy, Browne Global Value Fund. Total Director's fees paid for the six months ended September 30, 2005, excluding any out-of-pocket expenses, were $20,000.

     Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2005, aggregated $27,265,479 and $65,753,028, respectively.

     At September 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $234,658,053 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,964,919.


--------------------------------------------------------------------------------
                                       43

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     4.  CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

--------------------------------------------------------------------------------
                      SIX MONTHS ENDED 9/30/05            YEAR ENDED 3/31/05
                      SHARES         AMOUNT            SHARES         AMOUNT
--------------------------------------------------------------------------------
Sold                   424,538    $  10,531,775       1,608,918   $  39,405,584
Reinvested                  --               --         765,199      19,405,456
Redeemed            (3,249,671)     (81,013,915)     (5,547,415)   (136,607,766)
--------------------------------------------------------------------------------
Net (Decrease)      (2,825,133)   $ (70,482,140)     (3,173,298)  $ (77,796,726)
================================================================================


5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, seizure, political and social instability and diplomatic developments.

6.   LINE OF CREDIT

     The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 22, 2004, provides the Company, on behalf of the Fund and the Tweedy, Browne Global Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne Global Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the

--------------------------------------------------------------------------------
                                       44

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the six months ended September 30, 2005, the Company did not borrow, on behalf of the Fund, under the Agreement. The Company decided not renew the Line of Credit Agreement, which expired on September 21, 2005.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

     At September 30, 2005, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

8.   PORTFOLIO INFORMATION

     The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

9.   PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

10.  ADVISORY AGREEMENT

     On June 21, 2005, the Company's Board of Directors (the "Board"), including a majority of the Independent Directors, approved the renewal of

--------------------------------------------------------------------------------
                                       45

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the Fund's Advisory Agreement with Tweedy, Browne for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreement, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board's approval are described below.

     A.  INFORMATION RECEIVED

     During the course of each year, the Independent Directors receive a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreement, the Board reviewed reports on the Fund's investment results, portfolio composition, portfolio trading practices and shareholder services, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Fund. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses, financial and profitability information regarding Tweedy, Browne, and information about the personnel providing investment management and administrative services to the Fund.

     In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

     B.  NATURE, EXTENT AND QUALITY OF SERVICES

     The Board reviewed materials concerning the depth and quality of Tweedy, Browne's investment management process. The Board considered a variety of "behind the scenes" services provided by Tweedy, Browne to the Fund, including significant involvement in monitoring and oversight functions, as well as the preparation of various regulatory filings for the Fund. In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third parties and generally assisted the Fund in the conduct of its business. In considering Tweedy, Browne's services in both managing the Fund's portfolios and overseeing all aspects of the Fund's business, the Board concluded that Tweedy, Browne was

--------------------------------------------------------------------------------
                                       46

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


providing essential services to the Fund. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and will continue to benefit the Fund and its shareholders.

     C.  INVESTMENT PERFORMANCE

     The Board examined both the short-term and long-term investment performance of the Fund, both in absolute terms and relative to the various benchmarks against which the Fund was compared. After reviewing the Fund's performance to benchmark indices over various periods of time, the Board concluded that it was satisfied with the Fund's performance, and further concluded that Tweedy, Browne's performance record in managing the Fund indicates that its continued management will benefit the Fund and its shareholders.

     D.  ADVISORY FEES AND TOTAL EXPENSES

     The Board reviewed the advisory fees and total expenses of the Fund. In so doing, the Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. In considering comparative fee data, the Board reviewed the expense ratios for the Fund alongside those of its direct competitors and of its relevant category averages. After reviewing this fee data alongside the Board's observation that Tweedy, Browne provided a high level of integrity and service to the Fund's shareholders, the Board determined that the fees charged under the Advisory Agreement are fair and reasonable and that the Fund's shareholders received value in return for the advisory fees paid to Tweedy, Browne by the Fund.

     E.  ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

     The Board reviewed information regarding Tweedy, Browne's costs of providing services to the Fund, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne's financial condition and reviewed the wide variety of services performed for the Fund. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne's relationship with the Company as a whole, and with the Fund separately.

     The Board also noted that as a result of Tweedy, Browne's focus on smaller market capitalization issuers, its cost of research per dollar of assets under management may be higher than it would be for an investment adviser that invests concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive


--------------------------------------------------------------------------------
                                       47

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. The Board concluded that Tweedy, Browne's profitability from its client relationships, including its relationship with the Fund, is reasonable.

     F.  ANCILLARY BENEFITS

     The Board considered other benefits received by Tweedy, Browne as a result of its relationship with the Fund, including benefits derived by Tweedy, Browne from "soft dollar" arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne's brokerage allocation policies. The Board also reviewed Tweedy, Browne's policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares, noting that while Tweedy, Browne receives the benefit of research, market and statistical information provided by broker-dealers that may execute portfolio transactions on behalf of the Fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

     G.  CONCLUSION

     Based on its review, including consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Fund by Tweedy, Browne continued to be excellent and favored renewal of the Advisory Agreement. The Board concluded that the Advisory Agreement continued to be fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Fund, and that the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

11. EXPENSE INFORMATION

     A shareholder of the Fund incurs two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help a shareholder understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2005 to September 30, 2005.


--------------------------------------------------------------------------------
                                       48

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     ACTUAL EXPENSES The first line of the table below provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight a shareholder's ongoing costs only. The Fund has no other transactional cost such as sales commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds, some of which may charge transactional fees, such as commissions, sales loads and/or redemption fees.


--------------------------------------------------------------------------------
                              BEGINNING             ENDING         EXPENSES PAID
                            ACCOUNT VALUE       ACCOUNT VALUE     DURING PERIOD*
                               4/1/05              9/30/05        4/1/05-9/30/05
--------------------------------------------------------------------------------
Actual                         $1,000              $1,037                $7.00
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000              $1,018                $6.93
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                                       49

                            TWEEDY, BROWNE FUND INC.
                       350 Park Avenue, New York, NY 10022
                                  800-432-4789
                                 www.tweedy.com
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TWEEDY, BROWNE FUND INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              NOVEMBER 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              NOVEMBER 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date              NOVEMBER 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.